Note 4 - Acquisitions - Acquisition Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Acquisitions 2018 [Member]
Cash consideration, net of cash acquired	$ 3,086
Acquisitions 2017 [Member]
Cash consideration, net of cash acquired		$ 1,426